Other Income - Schedule of Other Income (Parenthetical) (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Nov. 29, 2013	Aug. 06, 2013
Other Income And Other Expense Disclosure [Line Items]
Realized gains on sale of long-term investments	$ 235,000,000
Altynalmas Gold Ltd. [Member]
Other Income And Other Expense Disclosure [Line Items]
Total cash consideration			235,000,000
Percentage of interest in joint venture			50.00%
Realized gains on sale of long-term investments		$ 231,900,000